Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment

Year ended 31 December 2023	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m

Franchise and base management fees	936	253	115	–	1,304

Incentive management fees	21	101	46	–	168

Central revenue	–	–	–	200	200

Revenue from fee business	957	354	161	200	1,672

Revenue from owned, leased and managed lease hotels	148	323	–	–	471

Revenue from insurance activities	–	–	–	21	21

	1,105	677	161	221	2,164

System Fund revenues (note 32)					1,564

Reimbursable revenues (note 32)					896

Total revenue					4,624

Year ended 31 December 2022	Americas $m	EMEAA $m	Greater China $m	Central Re-presented $m	a	Group Re-presented $m	a

Franchise and base management fees	861	215	71	–		1,147

Incentive management fees	18	69	16	–		103

Central revenue	–	–	–	184		184

Revenue from fee business	879	284	87	184		1,434

Revenue from owned, leased and managed lease hotels	126	268	–	–		394

Revenue from insurance activities	–	–	–	15		15

	1,005	552	87	199		1,843

System Fund revenues (note 32 )						1,217

Reimbursable revenues (note 32)						832

Total revenue						3,892

a	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).

Year ended 31 December 2021	Americas $m	EMEAA $m	Greater China $m	Central Re-presented $m	a	Group Re-presented a $m

Franchise and base management fees	683	120	91	–		894

Incentive management fees	8	29	25	–		62

Central revenue	–	–	–	188		188

Revenue from fee business	691	149	116	188		1,144

Revenue from owned, leased and managed lease hotels	83	154	–	–		237

Revenue from insurance activities	–	–	–	9		9

	774	303	116	197		1,390

System Fund revenues (note 32)						928

Reimbursable revenues (note 32)						589

Total revenue						2,907

a	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).

Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue

	2023 $m	2022 $m

Trade receivables (note 17)	580	493

Contract assets	459	367

Deferred revenue	(1,848)	(1,724)

Summary of Changes in Deferred Revenue
Contract assets

	2023 $m	2022 $m

At 1 January	367	346

Additions	129	70

Recognised as a deduction to revenue	(37)	(32)

Impairment charges (note 6)	–	(5)

Impairment reversals (note 6)	–	3

Repayments	(7)	(3)

Exchange and other adjustments	7	(12)

At 31 December	459	367

Analysed as:

Current	35	31

Non-current	424	336

	459	367
Deferred revenue

	Loyalty programme $m	Other co-brand fees $m	Application & re-licensing fees $m	Other $m	Total $m

At 1 January 2022	1,292	44	163	114	1,613

Increase in deferred revenue	532	–	27	44	603

Recognised as revenue	(413)	(11)	(23)	(44)	(491)

Exchange and other adjustments	–	–	–	(1)	(1)

At 31 December 2022	1,411	33	167	113	1,724

Increase in deferred revenue	672	–	27	63	762

Recognised as revenue	(554)	(11)	(23)	(48)	(636)

Exchange and other adjustments	–	–	–	(2)	(2)

At 31 December 2023	1,529	22	171	126	1,848

Analysed as:

Current	649	11	22	70	752

Non-current	880	11	149	56	1,096

	1,529	22	171	126	1,848

At 31 December 2022:

Current	584	11	23	63	681

Non-current	827	22	144	50	1,043

	1,411	33	167	113	1,724

Amounts Received and Not Yet Recognised Relating to Performance Obligations

	2023			2022
	Loyalty and co-brand $m	Other $m	Total $m	Loyalty and co-brand $m	Other $m	Total $m

Less than one year	660	92	752	595	86	681

Between one and two years	346	43	389	339	46	385

Between two and three years	195	32	227	199	32	231

Between three and four years	118	24	142	114	27	141

Between four and five years	73	20	93	70	22	92

More than five years	159	86	245	127	67	194

	1,551	297	1,848	1,444	280	1,724

Movements in Contract Costs, Typically Developer Commissions

	2023 $m	2022 $m

At 1 January	80	77

Costs incurred	15	13

Charged to income statement	(8)	(8)

Exchange and other adjustments	–	(2)

At 31 December	87	80

Analysed as:

Current	5	5

Non-current	82	75

	87	80